Summary of Significant Accounting Policies (Details - Antidilutive shares) - shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	262,500	192,500
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	262,500	192,500